Income Taxes (Details 1) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Start up costs	$ 196,978	$ 299,259
Inventory	124,590	24,349
Net operating loss carry-forwards	1,369,512	2,307,529
Share issuance costs		10,226
IFRS Adjustments	28,254
Amortization/Accretion expenses	351,345
Transaction costs	919,825	331,164
Technology impairment	429,122
Debt restructure	125,953
Various derivative and unrealized gain/loss	73,350
Gross deferred tax assets before tax not recognized	3,618,929	2,972,527
Deferred taxes not recognized	(3,618,929)	(2,972,527)
Net deferred tax assets